Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,691.24
Total Transaction Valuation	19,487,607.96
Total Offset Amount	0.00
Net Fee	$ 2,691.24
Offering Table N/A
Offset Table N/A	N/A